Other financial assets and liabilities	12 Months Ended
Dec. 31, 2019
Other financial assets and liabilities
Other financial assets and liabilities

13.   Other financial assets and liabilities

	Current		Non-Current
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Other financial assets
Assets held for sale (note 14b)	152	—	—	—
Bank accounts restricted	—	—	125	—
Loans	—	—	87	153
Derivative financial instruments (note 25)	288	39	184	392
Investments in equity securities (note 14)	—	—	726	987
Related parties - Loans (note 31)	319	364	1,600	1,612
	759	403	2,722	3,144
Other financial liabilities
Derivative financial instruments (note 25)	94	470	307	344
Related parties - Loans (note 31)	980	1,134	956	960
Financial guarantees (note 32)	—	—	525	166
Participative stockholders' debentures	—	—	2,584	1,407
	1,074	1,604	4,372	2,877

Participative stockholders’ debentures

At the time of its privatization in 1997, the Company issued debentures to then-existing stockholders, including the Brazilian Government. The debentures’ terms were set to ensure that pre-privatization stockholders would participate in potential future benefits that might be obtained from exploration of mineral resources.A total of 388,559,056 debentures were issued with a par value of R$0.01 (one cent of Brazilian Real) and are inflation-indexed to the General Market Price Index (“IGP-M”), as set forth in the Issue Deed.

Holders of participative stockholders’ debentures have the right to receive semi-annual payments equal to an agreed percentage of revenues less value-added tax, transport fee and insurance expenses related to the trading of the products, from certain identified mineral resources that the Company owned at the time of the privatization. This obligation will cease when all the relevant mineral resources are exhausted, sold or otherwise disposed of by the Company. The Company made available for withdrawal as remuneration the amount of US$195 and US$148, respectively, for the year ended December 31, 2019 and 2018.